ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2014
Allowance For Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES
NOTE D - ALLOWANCE FOR LOAN LOSSES

Allowance for Loan Losses

	2014	2013	2012
	(In thousands)

Beginning Balance	$1,697	$2,160	$1,447
Provision for losses on loans	1,024	1,443	1,280
Charge-offs of loans	(562)	(1,937)	(568)
Recoveries	77	31	1
	$2,236	$1,697	$2,160

2014	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Allowance for loan losses:

Beginning balance	$1,352	$194	$9	$131	$11	$1,697
Provision	947	15	(2)	64	-	1,024
Charge-offs	(520)	-	-	(39)	(3)	(562)
Recoveries	34	-	-	43	-	77

Ending balance	$1,813	$209	$7	$199	$8	$2,236

Originated loans:
Individually evaluated
for impairment	$238	$-	$-	$7	$-	$245

Purchased loans:
Individually evaluated
for impairment	$135	$-	$-	$-	$-	$135

Originated Loans:
Collectively evaluated
for impairment	$1,005	$209	$7	$151	$8	$1,380

Purchased loans:
Loans acquired with
deteriorated credit quality	$435	$-	$-	$41	$-	476

Loans receivable:

Ending balance	$231,626	$20,501	$8,327	$81,357	$921	$342,732

Ending balance:
Individually evaluated
for impairment	$3,750	$95	$-	$817	$-	$4,662

Ending balance:
Collectively evaluated
for impairment	$223,846	$20,046	$8,327	$74,211	$920	$327,350

Ending balance:
Loans acquired with
deteriorated credit quality	$4,030	$360	$-	$6,329	$1	$10,720

2013	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Allowance for loan losses:

Beginning balance	$1,823	$172	$1	$153	$11	$2,160
Provision	1,426	22	8	(14)	1	1,443
Charge-offs	(1,928)	-	-	(8)	(1)	(1,937)
Recoveries	31	-	-	-	-	31

Ending balance	$1,352	$194	$9	$131	$11	$1,697

Originated loans:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-

Purchased loans:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-

Originated Loans:
Collectively evaluated
for impairment	$939	$194	$9	$131	$11	$1,284

Purchased loans:
Loans acquired with
deteriorated credit quality	$413	$-	$-	$-	$-	$413

Loans receivable:

Ending balance	$236,236	$22,805	$7,141	$72,755	$2,278	$341,215

Ending balance:
Individually evaluated
for impairment	$4,853	$95	$-	$679	$16	$5,643

Ending balance:
Collectively evaluated
for impairment	$228,203	$21,654	$7,141	$65,485	$2,262	$324,745

Ending balance:
Loans acquired with
deteriorated credit quality	$3,180	$1,056	$-	$6,591	$-	$10,827

Credit Quality Indicators
As of December 31, 2014

Credit Risk Profile by Internally Assigned Grade

Originated Loans at December 31, 2014

	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Grade:
Pass	$165,711	$17,090	$8,327	$56,191	$802	$248,121
Special mention	-	-	-	-	-	-
Substandard	2,407	95	-	1,022	-	3,524
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$168,118	$17,185	$8,327	$57,213	$802	$251,645

Purchased Loans at December 31, 2014

	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Grade:
Pass	$60,918	$3,316	$-	$20,441	$18	$84,693
Special mention	-	-	-	-	-	-
Substandard	2,590	-	-	3,703	101	6,394
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$63,508	$3,316	$-	$24,144	$119	$91,087

The risk characteristics applicable to each segment of the loan portfolio are described as follows:

One-to Four-Family Residential Mortgage Loans - The Savings Bank originates mortgage loans secured by one- to four-family properties, most of which serve as the primary residence of the owner. Most of our loan originations result from relationships with existing or past customers, members of our local community and referrals from realtors, attorneys and builders.  Our residential mortgage loans generally have terms from 10 to 30 years and amortize on a monthly basis with principal and interest due each month. Residential real estate loans may remain outstanding for significantly shorter periods than their contractual terms as borrowers refinance or prepay loans at their option without penalty. Our residential mortgage loans customarily contain “due on sale” clauses which permit us to accelerate the indebtedness of the loan upon transfer of ownership in the mortgage property.

Commercial Real Estate Loans and Commercial Business Loans – The Savings Bank originates commercial real estate loans to finance the purchase of real property, which generally consists of land and/or developed real estate. In underwriting commercial real estate loans, consideration is given to the property’s historic and projected cash flow, current and projected occupancy, location, physical condition and credit worthiness of the borrower. Our commercial real estate portfolio is diverse as to borrower and property type.  Commercial real estate lending involves additional risks compared to one- to four-family residential lending because payments on loans secured by commercial real estate properties are often dependent on the successful operation or management of the properties, and/or the collateral value of the commercial real estate securing the loan. Repayment of such loans may be subject, to a greater extent than residential loans, to adverse conditions in the real estate market or the economy. Also, commercial real estate loans typically involve large loan balances to single borrowers or groups of related borrowers. Our policies limit the amount of loans to a single borrower or group of related borrowers to reduce this risk.  Commercial real estate loans generally have a higher rate of interest and shorter term than residential mortgage loans because of increased risks associated with commercial real estate lending. We offer commercial real estate loans at adjustable-rates and fixed-rates with a term generally not exceeding 25 years.

The Savings Bank originates commercial business lines of credit and loans, which are secured by non-real estate business assets such as equipment, receivables and inventories.  Commercial business lending generally involves additional risks compared to one- to four-family residential lending because repayment generally depends on the successful operation of the borrowers’ business.  Repayment of such loans may be subject, to a greater extent than residential loans, to adverse conditions in the real estate market or the economy.  Commercial and industrial loans have greater credit risk than one- to four- family residential real estate loans.  Our policies limit the amount of loans to a single borrower or group of related borrowers to reduce this risk.

Multi-Family Loans – The Savings Bank originates fixed-rate and adjustable rate multi-family real estate loans with amortization schedules of up to 25 years. We generally lend up to 80% of the property’s appraised value. Appraised values are determined by an outside independent appraiser that we designate. In deciding to originate a multi-family loan, we review the creditworthiness of the borrower, the expected cash flows from the property securing the loan, the cash flow requirements of the borrower, the value of the property and the quality of the management involved with the property. We generally obtain the personal guarantee of the principals when originating multi-family real estate loans.  Multi-family real estate lending is generally considered to involve a higher degree of credit risk than one-to four-family residential lending. Such lending may involve large loan balances concentrated on a single borrower or group of related borrowers. In addition, the payment experience on loans secured by income producing properties typically depends on the successful operation of the related real estate project. Consequently, the repayment of the loan may be subject to adverse conditions in the real estate market or the economy generally.

Construction Loans – The Savings Bank originates construction loans for owner-occupied residential real estate, and, to a lesser extent, for commercial builders of residential real estate, improvement to existing structures, new construction for commercial purposes and residential land development.  Construction loans we originate generally provide for the payment of interest only during the construction phase (12 months for single family residential and varying terms for commercial property and land development). At the end of the construction phase, the loan converts to a permanent mortgage loan. Before making a commitment to fund a construction loan, the Savings Bank requires detailed cost estimates to complete the project and an appraisal of the property by an independent licensed appraiser. The Savings Bank also reviews and inspects each property before disbursement of funds during the term of the construction loan. Loan proceeds are disbursed after inspection based on the percentage of completion method.  Construction lending generally involves a greater degree of risk than other one- to four-family mortgage lending. The repayment of the construction loan is, to a great degree, dependent upon the successful and timely completion of construction. Various potential factors including construction delays or the financial viability of the builder may further impair the borrower’s ability to repay the loan.

Consumer Loans – The Savings Bank offers automobile loans to our customers.  In addition, on a limited basis, we make loans secured by deposit accounts up to 90% of the amount of the depositor’s collected deposit account balance.

The Savings Bank assigns credit risk grades to evaluated loans using grading standards employed by regulatory agencies.  The following are the bank’s internally assigned grades:

Pass - Borrower has acceptable credit with minimal risk or slight chance of loss with any moderate deterioration. In most cases, historical debt service coverage of 1.10x or better for the last three fiscal year ends. Guarantors would provide good personal support, with adequate tangible net worth. Strengths continue to mitigate correctable weaknesses.

Special Mention - Borrower’s credit has potential weaknesses that deserve Management’s close attention. If left uncorrected, these potential weaknesses may, at some future date result in the deterioration of the repayment prospects. Credit is currently protected.  Weaknesses are temporary in nature and should be corrected within a year.  Loans in this risk rating category typically should not have this rating for more than nine to twelve months. If a loan in this category does not improve within the recommended time frame, Management must determine if deterioration is possible that would warrant further downgrades and an exit of the loan from CSB.

Substandard - Credit is inadequately protected by the current sound worth and paying capacity of the obligator or of the collateral pledged. A well-defined weakness exists that jeopardizes the liquidation of the credit. This may include insufficient cash flow or collateral, excessive leverage or a trend in losses. The distinct possibility of some loss exists if deficiencies are not corrected. The credit may be on non-accrual.  In most instances, a Substandard Rating may result in an in-depth collateral analysis.  The Bank is recognizing an elevated risk of loss and upon review of the collateral analysis, if a shortfall is recognized a corresponding reserve or charge-off should be taken.

Doubtful - Credit has all the weakness inherent in a loan classified substandard, with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values highly questionable and improbable.  The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation pending, capital injection, perfecting liens on additional collateral or refinancing plans. Credit should be on non-accrual.
Loss - Credits in this grade are considered uncollectable. Credit should be charged off, even though some partial recovery may be recognized in the future. Losses are to be charged off in the period in which they are determined uncollectable.

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2014
	30-89 Days Past Due	90 Days or more	Total Past Due	Current & Accruing	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
	(In thousands)
Real Estate:
1-4 family
Residential	$999	$1,317	$2,316	$165,088	$2,031	$168,118	$-
Multi-family	-	95	95	17,090	95	17,185	-
Construction	-	-	-	8,327	-	8,327	-
Commercial	-	143	143	57,051	162	57,213
Consumer	-	-	-	802	-	802	-
Total	$999	$1,555	$2,554	$248,358	$2,288	$251,645	$-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2014

	30-89 Days Past Due	90 Days or More	Total Past Due	Current & Accruing	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
	(In thousands)
Real Estate:
1-4 family
Residential	$1,846	$1,737	$3,583	$59,518	$2,144	$63,508	$-
Multi-family	-	-	-	3,316	-	3,316	-
Construction	-	-	-	-	-	-	-
Commercial	187	619	806	23,302	655	24,144	-
Consumer	-	-	-	119	-	119	-
Total	$2,033	$2,356	$4,389	$86,255	$2,799	$91,087	$-

	Impaired Loans As of December 31, 2014

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family
Residential	$3,977	$3,977	$-	$3,578	$61
Multi-family	360	360	-	708
Construction	-	-	-	-	-
Commercial	6,329	6,329	-	6,460	286
Consumer	1	1	-	1	-
Total	$10,667	$10,667	$-	$10,747	$347
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family
Residential	$53	$53	$19	$16	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$53	$53	$19	$16	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family	$1,080	$1,080	$-	$1,863	$23
Residential
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	655	655	-	328	10
Consumer	-	-	-	8	-
Total	$1,735	$1,735	$-	$2,199	$33
Purchased loans with an allowance recorded:
Real Estate:
1-4 family	$639	$639	$113	$263	$12
Residential
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$639	$639	$113	$263	$12

	Impaired Loans
	As of December 31, 2014

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
Originated loans with no related allowance recorded
Real Estate:
1-4 family
Residential	$1,365	$1,365	$-	$1,786	$30
Multi-family	95	95	-	95	-
Construction	-	-	-	-	-
Commercial	115	115	-	397	7
Consumer	-	-	-	-	-
Total	$1,575	$1,575	$-	$2,278	$37

Originated loans with an allowance recorded:
Real Estate:
1-4 family
Residential	$666	$666	$238	$214	$9
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	47	47	7	20	-
Consumer	-	-	-	-	-
Total	$713	$713	$245	$234	$9
Total:
Real Estate:
1-4 family
Residential	$7,780	$7,780	$370	$7,720	$135
Multi-family	455	455	-	803	-
Construction	-	-	-	-	-
Commercial	7,146	7,146	7	7,205	303
Consumer	1	1	-	9	-
Total	$15,382	$15,382	$377	$15,737	$438

Credit Quality Indicators
As of December 31, 2013

Credit Risk Profile by Internally Assigned Grade
	Originated Loans at December 31, 2013
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total
			(In thousands)

Grade:
Pass	$155,364	$15,214	$7,141	$44,218	$770	$222,707
Special mention	-	-	-	-	-	-
Substandard	2,519	95	-	1,570	-	4,184
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$157,883	$15,309	$7,141	$45,788	$770	$226,891

	Purchased Loans at December 31, 2013
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total
	(In thousands)

Grade:
Pass	$74,410	$7,496	$-	$25,076	$1,490	$108,472
Special mention	-	-	-	-	-	-
Substandard	3,943	-	-	1,891	18	5,852
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$78,353	$7,496	$-	$26,967	$1,508	$114,324

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2013
							Recorded
							Investment
	30-89 Days	90 Days	Total Past	Current		Total Loan	90 Days and
	Past Due	or More	Due	& Accruing	Nonaccrual	Receivables	Accruing
	(In thousands)
Real Estate:
1-4 family
Residential	$1,915	$2,207	$4,122	$153,761	$2,207	$157,883	$-
Multi-family	-	95	95	15,214	95	15,309	-
Construction	-	-	-	7,141	-	7,141	-
Commercial	-	679	679	45,109	679	45,788	-
Consumer	-	-	-	770	-	770	-
Total	$1,915	$2,981	$4,896	$221,995	$2,981	$226,891	$-

Age Analysis of Past Due Purchased Loans Receivable As of December 31, 2013
							Recorded
							Investment
	30-89 Days	90 Days	Total Past	Current		Total Loan	90 Days and
	Past Due	or More	Due	& Accruing	Nonaccrual	Receivables	Accruing
	(In thousands)

Real Estate:
1-4 family
Residential	$2,221	$3,287	$5,508	$72,845	$3,287	$78,353	$-
Multi-family	56	-	56	7,440	-	7,496	-
Construction	-	-	-	-	-	-	-
Commercial	336	676	1,012	25,955	676	26,967	-
Consumer	10	18	28	1,480	18	1,508	-
Total	$2,623	$3,981	$6,604	$107,720	$3,981	$114,324	$-

	Impaired Loans
	As of December 31, 2013

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family
Residential	$3,180	$3,180	$-	$3,556	$192
Multi-family	1,056	1,056	-	1,059	22
Construction	-	-	-	-	-
Commercial	6,591	6,591	-	7,556	436
Consumer	-	-	-	41	-
Total	$10,827	$10,827	$-	$12,212	$650
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family
Residential	$-	$-	$-	$7	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$7	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family	$2,646	$2,646	$-	$2,185	$107
Residential
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	16	16	-	28	1
Total	$2,662	$2,662	$-	$2,213	$108

Purchased loans with an allowance recorded:
Real Estate:
1-4 family	$-	$-	$-	$74	$-
Residential
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$74	$-

	Impaired Loans
	As of December 31, 2013

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
Originated loans with no related allowance recorded
Real Estate:
1-4 family
Residential	$2,207	$2,207	$-	$2,847	$32
Multi-family	95	95	-	95	-
Construction	-	-	-	-	-
Commercial	679	679	-	537	35
Consumer	-	-	-	-	-
Total	$2,981	$2,981	$-	$3,479	$67
Originated loans with an allowance recorded:
Real Estate:
1-4 family
Residential	$-	$-	$-	$473	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	81	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$554	$-
Total:
Real Estate:
1-4 family
Residential	$8,033	$8,033	$-	$9,142	$331
Multi-family	1,151	1,151	-	1,154	22
Construction	-	-	-	-	-
Commercial	7,270	7,270	-	8,174	471
Consumer	16	16	-	69	1
Total	$16,470	$16,470	$-	$18,539	$825

Modifications
As of December 31, 2014

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	8	$2,529	$2,529
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	1	100	100
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	5	$724
Multi-family Residential	-	-
Construction	-	-
Commercial	1	99
Consumer	-	-

Modifications
As of December 31, 2013

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	4	$316	$312
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	4	1,863	1,849
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	-	$-
Multi-family Residential	-	-
Construction	-	-
Commercial	1	754
Consumer	-	-

As of December 31, 2014, Cheviot Savings Bank had total troubled debt restructurings of $7.4 million.  There were 37 one- to four-family residential loans totaling $5.5 million in troubled debt restructurings with the largest totaling $1.6 million.  The remaining $1.9 million in troubled debt restructurings consisted of five commercial loans.  During the year ended December 31, 2013, Cheviot Savings Bank had total troubled debt restructurings of $6.0 million. There were 31 one- to four-family residential loans totaling $3.4 million in troubled debt restructurings during the year, with the largest totaling $560,000.  The other $2.2 million in troubled debt restructurings consisted of three commercial loans.  These loans were modified due to short term concessions with no impairment as Cheviot Savings Bank expects to recognize the full amount of the commitment.  Cheviot Savings Bank has no commitments to lend additional funds to these debtors owing receivables whose terms have been modified in troubled debt restructurings.